EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.05

Client Name:	Ellington
Client Project Name:	EFMT 2024-INV1
Start - End Dates:	1/11/2023 - 3/30/2023
Deal Loan Count:	15

Loan Level Tape Compare Upload

Loans in Report	15

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1694746	XXXX	Cash Reserves	243778.09	184949.60
1694746	XXXX	Months Reserves	100.00	76.76
1694766	XXXX	Total Cash Out	180725.56	158558.78
1694739	XXXX	Total Cash Out	101669.04	101673.04
1694752	XXXX	Total Cash Out	81132.67	227668.04
1694750	XXXX	Cash Reserves	1753617.80	1768425.68
1694750	XXXX	Months Reserves	473.00	477.72
1694751	XXXX	Original Appraised Value	XXXX	XXXX
1694748	XXXX	Cash Reserves	127555.68	145313.92
1694748	XXXX	DTI Qualifying (Back)	21.2700	18.9200
1694748	XXXX	DTI Qualifying (Front)	11.74	10.94
1694748	XXXX	Months Reserves	28.00	33.93

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